NATURE OF OPERATIONS (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		32 Months Ended	41 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2012
Total Revenue	$ 105,576	$ 0	$ 383,386	$ 0	$ 1,500	$ 0	$ 1,500	$ 384,886